Loans (Details Narrative) - USD ($)						12 Months Ended
	Sep. 02, 2022	Aug. 14, 2022	Jul. 02, 2022	Jun. 04, 2022	Aug. 05, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Jul. 01, 2022
Long-term loan						$ 292,285	$ 142,264
Interest expenses amount						134,144	73,866		$ 168,657
Short-term bank loans						0	2,172,766
Ms Xinyang Wang [Member]
Percentage of ownership interest				100.00%
Outstanding principal amount				$ 2,200,000
Property owned				$ 2,700,000
Mr Dehong Zhang [Member]
Outstanding principal amount			$ 400,000
Zhejiang Mintai Commercial Bank (Hangzhou Branch).
Effective interest rate					7.05%
Short-term bank loans					$ 2,000,000	0	2,172,766
Maturity dates					July 5, 2022
Percentage of ownership interest					100.00%
Bank of Beijing Hangzhou Branch [Member]
Effective interest rate				4.80%
Short-term bank loans				$ 1,100,000
Maturity date				Apr. 05, 2026
China Resources Shenzhen Investment Trust Co Ltd [Member]
Loan repaid			$ 800,000
Long-term loan						$ 157,746				$ 200,000
Maturity date			July 1, 2024			April 28, 2023
Effective interest rate						10.80%				14.40%
Outstanding amount						$ 468,590,000
Jiangsu Suning Bank Member
Loan repaid	$ 100,000
Long-term loan	$ 281,156
Effective interest rate	12.00%
Maturity date	Aug. 29, 2027
Huaneng Guicheng Trust Co Ltd [Member]
Loan repaid		$ 80,000.00
Effective interest rate		14.40%
Interest expenses amount						$ 134,144,000,000	$ 53,009,000,000	$ 166,089,000,000
Short-term bank loans		$ 200,000
Maturity date		Aug. 01, 2024